Other Intangibles, Net (Schedule Of Future Amortization Of The Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Intangibles, Net [Abstract]
2016	$ 32,092
2017	32,092
2018	25,786
2019	22,092
2020	22,092
Thereafter	229,983
Finite-lived intangible assets	$ 364,137	$ 418,035